Short Sales and Derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of notes and other explanatory information [Abstract]
Schedule of derivative financial instruments
The following table summarizes the company’s derivative financial instruments:

	December 31, 2018				December 31, 2017
	Cost	Notional amount	Fair value		Cost	Notional amount	Fair value
			Assets	Liabilities			Assets	Liabilities
Equity contracts:
Equity total return swaps – short positions	—	414.4	22.3	13.4	—	892.5	11.8	12.1
Equity index total return swaps – short positions	—	—	—	—	—	52.6	0.4	—
Equity total return swaps – long positions	—	390.3	4.8	51.7	—	697.8	17.8	15.6
Equity warrants and call options(1)	123.7	652.9	79.8	—	65.2	615.3	77.6	—
Equity warrant forward contracts(1)	—	316.6	38.4	—	—	—	—	—
CPI-linked derivative contracts	668.9	114,426.4	24.9	—	678.4	117,254.6	39.6	—
U.S. treasury bond forward contracts	—	471.9	—	30.4	—	1,693.8	—	28.8
Foreign currency forward contracts	—	—	71.3	53.7	—	—	57.1	69.7
Foreign currency options	48.3	—	44.9	—	—	—	—	—
Other derivative contracts(1)	—	—	21.0	0.3	—	—	—	—
Total			307.4	149.5			204.3	126.2

(1)	Includes the Seaspan warrants and forward contracts at December 31, 2018 described in note 6.

Disclosure of detailed information about financial instruments
The CPI-linked derivative contracts are summarized as follows:

	December 31, 2018
	Floor rate(1)	Average life (in years)	Notional amount		Weighted average strike price	Index value at period end	Cost	Cost in bps(2)	Fair value	Fair value in bps(2)	Unrealized gain (loss)
Underlying CPI index			Contract currency	U.S. dollars
United States	0.0%	3.7	46,725.0	46,725.0	231.39	251.23	286.7	61.4	8.0	1.7	(278.7)
United States	0.5%	5.8	12,600.0	12,600.0	238.30	251.23	39.4	31.3	15.1	12.0	(24.3)
European Union	0.0%	3.0	41,375.0	47,297.6	96.09	104.10	299.3	63.3	1.5	0.3	(297.8)
United Kingdom	0.0%	3.9	3,300.0	4,202.9	243.82	285.60	22.8	54.2	—	—	(22.8)
France	0.0%	4.1	3,150.0	3,600.9	99.27	103.16	20.7	57.5	0.3	0.8	(20.4)
		3.6		114,426.4			668.9		24.9		(644.0)

	December 31, 2017
	Floor rate(1)	Average life (in years)	Notional amount		Weighted average strike price	Index value at period end	Cost	Cost in bps(2)	Fair value	Fair value in bps(2)	Unrealized gain (loss)
Underlying CPI index			Contract currency	U.S. dollars
United States	0.0%	4.7	46,725.0	46,725.0	231.39	246.52	287.5	61.5	20.6	4.4	(266.9)
United States	0.5%	6.8	12,600.0	12,600.0	238.30	246.52	39.9	31.7	17.2	13.7	(22.7)
European Union	0.0%	4.0	41,375.0	49,683.0	96.09	102.57	307.1	61.8	1.4	0.3	(305.7)
United Kingdom	0.0%	4.9	3,300.0	4,464.1	243.82	278.10	23.2	52.0	0.3	0.7	(22.9)
France	0.0%	5.1	3,150.0	3,782.5	99.27	101.76	20.7	54.7	0.1	0.3	(20.6)
		4.6		117,254.6			678.4		39.6		(638.8)

(1)
Contracts with a floor rate of 0.0% provide a payout at maturity if there is cumulative deflation over the life of the contract. Contracts with a floor rate of 0.5% provide a payout at maturity based on an equivalent weighted average strike price of 250.49 if cumulative inflation averages less than 0.5% per year over the life of the contract. At December 31, 2018 the equivalent weighted average strike price for the United States 0.5% CPI-linked derivative contracts was 243.41 (December 31, 2017 - 242.20).

(2)	Expressed as a percentage of the notional amount.